Supplement to the current prospectus

Effective May 1, 2006, the section entitled "Class A Shares - Purchases Subject to an Initial Sales Charge" or "Class A and Class 529A Shares - Purchases Subject to an Initial Sales Charge" [for funds that offer class 529A shares] is restated as follows:

Purchases Subject to an Initial Sales Charge. The amount of the initial sales charge you pay when you buy class A or [for funds that offer Class 529A shares] 529A shares differs depending upon the amount you invest, as follows:

------------------------------------------ -------------------------------------
                                               Sales Charge* as Percentage of:
------------------------------------------ -------------------------------------
------------------------------------------ ----------------- -------------------
Amount of Purchase                         Offering          Net Amount
                                           Price             Invested
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
Less than $50,000                          4.75%             4.99%
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
$50,000 but less than $100,000             4.25              4.44
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
$100,000 but less than $250,000            3.75              3.90
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
$250,000 but less than $500,000            2.75              2.83
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
$500,000 but less than $1,000,000          2.00              2.04
------------------------------------------ ----------------- -------------------
------------------------------------------ ----------------- -------------------
$1,000,000 or more                         None**            None**
------------------------------------------ ----------------- -------------------
------------------------

* Because of rounding in the calculation of offering price, actual sales charges y ou pay may be more or less than those calculated using these percentages.

** For class A shares only, a 1% CDSC will apply to such purchases, as discussed below.

                   The date of this Supplement is May 1, 2006.